DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to parent company	$ 704,480	$ 1,030,812	$ 25,843
Sale of lands	0	(167,802)	0
Total adjustments	143,113	260,344
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to parent company		1,030,812	25,843
Unrealized gains (losses)	(12,933)	(79,452)	(183,927)
Realized gains (losses)	327,268	249,441	208,064
Deferred income taxes	(91,629)	(42,970)	(4,684)
Total adjustments	222,706	127,019	19,453
Distributable net profit	$ 927,186	$ 990,029	$ 45,296